Ikanos and Summary of Significant Accounting Policies - Calculation of Basic and Diluted Net Loss Per Common Share (Detail) (USD $) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended									9 Months Ended		12 Months Ended
	Sep. 29, 2013	Dec. 30, 2012	Sep. 30, 2012	Jul. 01, 2012	Apr. 01, 2012	Jan. 01, 2012	Oct. 02, 2011	Jul. 03, 2011	Apr. 03, 2011	Sep. 29, 2013	Sep. 30, 2012	Dec. 30, 2012	Jan. 01, 2012	Jan. 02, 2011
Earnings Per Share Basic And Diluted [Abstract]
Net loss	$ (8,665)	$ (4,524)	$ (6,357)	$ (2,999)	$ (3,705)	$ 545	$ (2,150)	$ (3,829)	$ (2,063)	$ (21,754)	$ (13,061)	$ (17,585)	$ (7,497)	$ (49,763)
Weighted average number of shares, basic and diluted outstanding	71,662		69,788							71,086	69,555	69,701	68,656	56,713
Basic and diluted net loss per share	$ (0.12)		$ (0.09)							$ (0.31)	$ (0.19)	$ (0.25)	$ (0.11)	$ (0.88)